Post-employment benefits - Plan assets (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post-employment benefits - Text Details (Detail) [Line Items]
Interest expense (income), net defined benefit liability (asset)		€ 23	€ 37	€ 48
Plan assets [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset) at beginning of period		2,137	3,095
Interest expense (income), net defined benefit liability (asset)		62	87
Current service cost, net defined benefit liability (asset)		(1)	(2)
Return on plan assets, net defined benefit liability (asset)		(129)	70
Contributions to plan by plan participants, net defined benefit liability (asset)		4	4
Contributions to plan by employer, net defined benefit liability (asset)		159	263
Gains (losses) arising from settlements, net defined benefit liability (asset)		(0)	(348)
Payments from plan, net defined benefit liability (asset)		(152)	(172)
Transfer to assets classified as held for sale	[1]	0	(642)
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)		83	(218)
Net defined benefit liability (asset) at end of period		2,164	2,137	€ 3,095
Funded status		(834)	(972)
Net balance sheet position		€ (834)	€ (972)

[1]	The amount presented under 'Transfer to Liabilities directly associated with assets held for sale' in 2017 relates to Signify (former Philips Lighting)